Taxes on Income (Details) - Schedule of Reconciliation of Effective Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Effective Tax Rate [Abstract]
Statutory tax rate	23.00%	23.00%	23.00%
Permanent differences	1.00%		7.00%
Exchange rate differences	(5.00%)	(3.00%)	10.00%
Change in valuation allowance	(19.00%)	(20.00%)	(40.00%)
Effective tax rate